Taxes on income - Schedule of Income Before Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ (88,298)	$ 110,187	$ 71,434
Income (Loss) from Continuing Operations before Income Taxes, Foreign	12,735	10,573	10,871
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	$ (75,563)	$ 120,760	$ 82,305